Trade Payables (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Trade Payables [Abstract]
Schedule of Trade Payables
	June 30, 2026	December 31, 2025
	USD in thousands

Open accounts	961	1,035
Accrued expenses	349	880
	1,310	1,915